Segment Reporting	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$177	$195	$—	$689
Cost of operations	55	45	139	—	239
Depreciation and amortization	82	66	18	—	166
General and administrative — affiliate	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	66	38	(12)	272
Equity in earnings of unconsolidated affiliates	14	13	—	—	27
Other income, net	—	2	—	1	3
Interest expense	(53)	(96)	(7)	(30)	(186)
Income (loss) before income taxes	141	(15)	31	(41)	116
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(15)	$31	$(45)	$112
Balance Sheet
Equity investment in affiliates	$114	$113	$—	$—	$227
Capital expenditures(a)	6	(1)	7	—	12
Total Assets	$2,194	$3,856	$437	$478	$6,965

	Year ended December 31, 2013
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$138	$89	$152	$—	$379
Cost of operations	23	11	110	—	144
Depreciation and amortization	20	26	15	—	61
General and administrative — affiliate	—	—	—	7	7
Operating income (loss)	95	52	27	(7)	167
Equity in earnings of unconsolidated affiliates	16	6	—	—	22
Other income, net	1	2	—	—	3
Interest expense	(25)	(20)	(7)	—	(52)
Income (loss) before income taxes	87	40	20	(7)	140
Income tax expense	—	—	—	8	8
Net Income (Loss)	$87	$40	$20	$(15)	$132
Balance Sheet
Equity investments in affiliates	$118	$109	$—	$—	$227
Capital expenditures (a)	168	30	15	—	213
Total Assets	$1,584	$1,046	$436	$172	$3,238

	Year ended December 31, 2012
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$—	$33	$142	$—	$175
Cost of operations	2	9	103	—	114
Depreciation and amortization	—	10	15	—	25
General and administrative — affiliate	—	—	—	7	7
Operating income (loss)	(2)	14	24	(7)	29
Equity in earnings of unconsolidated affiliates	15	4	—	—	19
Other income, net	1	1	—	—	2
Interest expense	—	(20)	(8)	—	(28)
Income (loss) before income taxes	14	(1)	16	(7)	22
Income tax expense	—	—	—	10	10
Net Income (Loss)	$14	$(1)	$16	$(17)	$12

Segment Reporting
Segment Reporting
The Company’s segment structure reflects how management currently makes financial decisions and allocates resources. Its businesses are primarily segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs.
The Company generated more than 10% of its revenues from the following customers for the years ended December 31, 2014, and 2013. For the year ended December 31, 2012, there were no customers from whom the Company derived more than 10% of consolidated revenue.

	2014		2013
Customer	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)
Southern California Edison	28%	9%	15%	4%
Pacific Gas and Electric	18%	4%	22%	7%

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$177	$195	$—	$689
Cost of operations	55	45	139	—	239
Depreciation and amortization	82	66	18	—	166
General and administrative — affiliate	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	66	38	(12)	272
Equity in earnings of unconsolidated affiliates	14	13	—	—	27
Other income, net	—	2	—	1	3
Interest expense	(53)	(96)	(7)	(30)	(186)
Income (loss) before income taxes	141	(15)	31	(41)	116
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(15)	$31	$(45)	$112
Balance Sheet
Equity investment in affiliates	$114	$113	$—	$—	$227
Capital expenditures(a)	6	(1)	7	—	12
Total Assets	$2,194	$3,856	$437	$478	$6,965

(a) Includes accruals. Capital expenditures for Renewables include a sales tax refund received by Alpine in the first quarter of 2014.

	Year ended December 31, 2013
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$138	$89	$152	$—	$379
Cost of operations	23	11	110	—	144
Depreciation and amortization	20	26	15	—	61
General and administrative — affiliate	—	—	—	7	7
Operating income (loss)	95	52	27	(7)	167
Equity in earnings of unconsolidated affiliates	16	6	—	—	22
Other income, net	1	2	—	—	3
Interest expense	(25)	(20)	(7)	—	(52)
Income (loss) before income taxes	87	40	20	(7)	140
Income tax expense	—	—	—	8	8
Net Income (Loss)	$87	$40	$20	$(15)	$132
Balance Sheet
Equity investments in affiliates	$118	$109	$—	$—	$227
Capital expenditures (a)	168	30	15	—	213
Total Assets	$1,584	$1,046	$436	$172	$3,238

(a) Includes accruals.

	Year ended December 31, 2012
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$—	$33	$142	$—	$175
Cost of operations	2	9	103	—	114
Depreciation and amortization	—	10	15	—	25
General and administrative — affiliate	—	—	—	7	7
Operating income (loss)	(2)	14	24	(7)	29
Equity in earnings of unconsolidated affiliates	15	4	—	—	19
Other income, net	1	1	—	—	2
Interest expense	—	(20)	(8)	—	(28)
Income (loss) before income taxes	14	(1)	16	(7)	22
Income tax expense	—	—	—	10	10
Net Income (Loss)	$14	$(1)	$16	$(17)	$12